Revenue from Contracts with Customers - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Contract billing cycle	21 days
Gathering
Disaggregation of Revenue [Line Items]
Weighted average remaining term		8 years
Transmission
Disaggregation of Revenue [Line Items]
Weighted average remaining term		15 years